                                                                                Angela Bandi
                                                                                Associate Counsel
                                                                                Allstate Financial
                                                                                3100 Sanders Road
                                                                                Northbrook, Illinois 60062

VIA EDGAR TRANSMISSION

December 4, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:      Allstate Life Insurance Company ("Depositor")
         Allstate Financial Advisors Separate Account I ("Registrant")
         Registration Statement on Form N-4
         File No. 333-141909; 811-09327
         Certification Pursuant to Rule 497(j) of the Securities Act of 1933

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant shown above, we hereby certify that:
1.       For the Registration Statement shown above, the form of Prospectus Supplement that would have been filed under 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and
2.       The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (847)-402-9237.

Very truly yours,

Angela Bandi
/s/Angela Bandi